May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE: GAMCO International Growth Fund, Inc. (the "Fund") File Nos. 33-79994/811-08560
                  --------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 19 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2009 (Accession # 0000935069-09-001126).

     If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4919.


                                    Very truly yours,


                                    /s/ TIMOTHY DARNOWSKI
                                    ----------------------------
                                    Timothy Darnowski
                                    Regulatory Administration
                                    PNC Global Investment Servicing (U.S.) Inc.
                                    99 High St, 27th Floor
                                    Boston, MA 02110

cc:      B. Alpert
         M. Rosella
         D. James
         A. Lonergan